Option and Incentive Plans (Details Textual) (USD $)	1 Months Ended		12 Months Ended
	Feb. 29, 2012	Apr. 30, 2011	Dec. 31, 2012 Installment	Dec. 31, 2011	Dec. 31, 2010
Option and Incentive Plans (Textual) [Abstract]
Share-based compensation expense			$ 59,000,000	$ 62,000,000	$ 34,000,000
Option and Incentive Plans (Additional Textual) [Abstract]
Tax benefit relating to share-based compensation expense			15,000,000	17,000,000	10,000,000
Exercise Price having greater than year end market price amount disclosed			$ 0
Unrecognized share-based compensation costs weighted-average period			1 year 6 months
Exercise prices of stock option grants based on average closing price			30 days
Special dividend to CNH minority shareholders			$ 10
Additional compensation expense			0
Expected dividend yield			0.00%
Minimum [Member]
Option and Incentive Plans (Textual) [Abstract]
Weighted average exercise price of outstanding options			$ 33.34
Number of outstanding options			4,600,000
Maximum [Member]
Option and Incentive Plans (Textual) [Abstract]
Weighted average exercise price of outstanding options			$ 40.45
Number of outstanding options			5,600,000
Performance Share Grants [Member]
Option and Incentive Plans (Textual) [Abstract]
Share vest description			same performance targets which are designated on a cumulative basis for the three-, four- and five-year periods ended December 31, 2012, 2013, and 2014	same performance targets which are designated on a cumulative basis for the three-, four- and five-year periods ended December 31, 2012, 2013, and 2014
Fair value of share-based awards			$ 35.27	$ 35.07
Share awards granted			135,938	154,000	2,000,000
Unvested shares			1,924,738	2,020,000
Performance Share Grants [Member] | Minimum [Member]
Option and Incentive Plans (Textual) [Abstract]
Unvested shares			1,900,000
Performance Share Grants [Member] | Maximum [Member]
Option and Incentive Plans (Textual) [Abstract]
Unvested shares			2,300,000
Restricted Stock [Member]
Option and Incentive Plans (Textual) [Abstract]
Share vest description			Restricted shares vest in three equal installments over three years starting from the grant date
Fair value of share-based awards			$ 35.54	$ 30.15
Share awards granted			188,933
Unvested shares			443,238	470,269
Restricted Stock [Member] | Minimum [Member]
Option and Incentive Plans (Textual) [Abstract]
Unvested shares			451,000
Restricted Stock [Member] | Maximum [Member]
Option and Incentive Plans (Textual) [Abstract]
Unvested shares			548,000
CNH Directors' Plan [Member]
Option and Incentive Plans (Textual) [Abstract]
Annual retainer fee			100,000
Audit Committee membership fee			20,000
Corporate governance and compensation committee membership fee			15,000
Audit committee chair fee			35,000
Corporate governance and compensation committee chair fee			25,000
Lock in Period for sale of common shares			6 months
Stock options terminate after grant date			10 years
Stock option termination date after individual ceases to director			6 months
Common shares available for issuance			682,747	690,993
Share based compensation options outstanding and exercisable			67,276
Share based compensation options outstanding and exercisable weighted average exercise price			$ 36.01
Unrecognized share-based compensation expense			48,000,000
CNH EIP [Member]
Option and Incentive Plans (Textual) [Abstract]
Common shares reserved for incentive plan			25,900,000
Stock options granted			1,114,725
Weighted average remaining contract term			2 years 9 months 18 days
Market price of stock at period end			$ 40.29
Weighted average fair value of stock options awards			$ 13.79	$ 26.24	$ 16.10
Common shares available for incentive plan			12,072,126
Weighted average exercise price of outstanding options			$ 40.45	$ 33.49
Number of outstanding options			4,615,117	6,125,413
CNH EIP [Member] | Minimum [Member]
Option and Incentive Plans (Textual) [Abstract]
Expected life of grant			65 months
CNH EIP [Member] | Maximum [Member]
Option and Incentive Plans (Textual) [Abstract]
Expected life of grant			70 months
CNH EIP [Member] | Performance Share Grants [Member]
Option and Incentive Plans (Textual) [Abstract]
Stock options granted			1,000,000
Performance-based stock options granted		700,000
Share based compensation arrangement by share based payment award options vested	0.33
Original contractual life of award			5 years
Weighted average remaining contract term			3 years 8 months 12 days
Share awards granted			136,000
Weighted average fair value of stock options awards			$ 40.67	$ 39.10	$ 34.74
Vesting Period of Performance share Grants			3 years
Number of Installment for vesting Performance share Grants			2
CNH EIP [Member] | Restricted Stock [Member]
Option and Incentive Plans (Textual) [Abstract]
Fair value of share-based awards			$ 43.64	$ 26.91	$ 34.74
Share awards granted			189,000	272,750	302,000
Vesting Period of Performance share Grants			3 years
Number of Installment for vesting Performance share Grants			3
Top Performance Plan [Member]
Option and Incentive Plans (Textual) [Abstract]
Share-based compensation expense					$ 0